Research and Development Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Research and Development Expenses
Clinical trial related costs	$ 45,250	$ 38,589	$ 24,690
Personnel compensation and related costs	24,848	21,698	17,339
Other research and development expenses	5,425	6,584	5,339
Research and development expenses	$ 75,523	$ 66,871	$ 47,368